FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2020
FAIR VALUE MEASUREMENTS
Schedule of Information about Inputs Into the Fair Value Measurements of the Assets and Liabilities that the Group Makes on a Recurring Basis

Fair Value Measurements at Reporting Date Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant	Significant
	Carrying	Markets	Other	Unobservable
	Value on	for Identical	Observable	Inputs
	Balance Sheet	Assets (Level 1)	Inputs (Level 2)	(Level 3)
As of September 30, 2020
Assets:
Short term investments, available for sale	182,629	182,629	—	—

Fair Value Measurements at Reporting Date Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant	Significant
	Carrying	Markets	Other	Unobservable
	Value on	for Identical	Observable	Inputs
	Balance Sheet	Assets (Level 1)	Inputs (Level 2)	(Level 3)
As of December 31, 2019
Assets:
Short term investments, available for sale	57,487	57,487	—	—

Schedule of Quantitative Information about Level 3 Fair Value Measurements of Intangible Assets

Valuation
	Fair value	techniques	Unobservable inputs	Range of discount rates
Intangible assets in the			Royalty rate	1%‑5%
nine months ended		Relief-from-royalty	Discount rate	14.8%‑16%
September 30, 2019	158,870	method	Terminal growth rate	3%
Intangible assets in the			Royalty rate	1%‑7%
nine months ended		Relief-from-royalty	Discount rate	14.8%‑16%
September 30, 2020	177,814	method	Terminal growth rate	3%